Capitalization - Additional Information (Details)			1 Months Ended		12 Months Ended
	May 22, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Patient $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Apr. 30, 2016 shares
Schedule Of Capitalization [Line Items]
Cancellation of Indebtedness | $				$ 39,000
Number of aggregate shares committed by purchasers		48,666
Proceeds from initial public offering, net of underwriting discounts and commissions | $					$ 108,503,000
Reverse stock split description					In connection with the IPO, the Board of Directors and the stockholders of the Company approved a one-for-three reverse stock split of the Company’s common stock.
Reverse stock split ratio	0.33
Reverse stock split effective date	May 11, 2017
Undesignated preferred stock, shares authorized to issue					5,000,000
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares authorized					120,000,000	73,000,000
Common Stock Voting Rights					Holders of common stock are entitled to one vote per share
Series B Purchase Option
Schedule Of Capitalization [Line Items]
Free-standing instrument exercised date					Dec. 10, 2015
Outstanding liability | $						$ 0
Estimated volatility range, minimum					68.00%
Estimated volatility range, maximum					71.00%
Risk free interest rate, minimum					0.47%
Risk free interest rate, maximum					0.94%
Estimated life of purchase option					2 years
IPO
Schedule Of Capitalization [Line Items]
Number of aggregate shares committed by purchasers	7,781,564
Common stock, price per share | $ / shares	$ 15.00
Gross proceeds from issuance of common stock | $	$ 116,700,000
Proceeds from initial public offering, net of underwriting discounts and commissions | $	$ 107,100,000
Underwriters Option to Purchase
Schedule Of Capitalization [Line Items]
Number of aggregate shares committed by purchasers	781,564
Fourth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Cancellation of Indebtedness | $			$ 12,000
Certificate of Amendment
Schedule Of Capitalization [Line Items]
Additional proceeds amount | $		$ 16,750,000
Fifth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized								57,108,717
Additional proceeds amount | $							$ 50,000,000
Series A Redeemable Convertible Preferred Stock
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued				2,495,663	0	4,998,895
Preferred stock, par value | $ / shares				$ 2.52	$ 0.0001	$ 0.0001
Proceeds from shares issued including cancellation of indebtedness, total | $				$ 6,289,000
Preferred stock, shares authorized					0	14,996,692
Series A Redeemable Convertible Preferred Stock | Fourth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized			14,996,692
Series A Redeemable Convertible Preferred Stock | Certificate of Amendment
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized		14,996,692
Series A Redeemable Convertible Preferred Stock | Fifth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized								14,996,692
Redeemable Convertible Preferred Stock | Fourth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized			39,908,717
Redeemable Convertible Preferred Stock | Certificate of Amendment
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized		40,108,717
Series 1 Redeemable Convertible Preferred Stock
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued					0	682,026
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					0	2,112,025
Series 1 Redeemable Convertible Preferred Stock | Fourth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized			2,112,025
Series 1 Redeemable Convertible Preferred Stock | Certificate of Amendment
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized		2,112,025
Series 1 Redeemable Convertible Preferred Stock | Fifth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized								2,112,025
Series B Redeemable Convertible Preferred Stock
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued					0	7,642,734
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					0	23,000,000
Number of aggregate shares committed by purchasers					3,791,272
Price per share | $ / shares					$ 4.3521
Number of patients for clinical trial | Patient					10
Percentage of redeemable convertible preferred stock outstanding					60.00%
Description for milestone to be achieved					Each purchaser also had the option, but not the obligation, to purchase all of its allocation of the Second Tranche Shares at any time prior to the earlier to occur of (i) the second closing, and (ii) 12 months after the initial closing.
Series B Redeemable Convertible Preferred Stock | Fourth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued			3,794,024
Proceeds from shares issued including cancellation of indebtedness, total | $			$ 16,512,000
Preferred stock, shares authorized			22,800,000
Preferred stock, price per shares | $ / shares			$ 4.3521
Series B Redeemable Convertible Preferred Stock | Certificate of Amendment
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued		3,848,710
Preferred stock, shares authorized		23,000,000
Preferred stock, price per shares | $ / shares		$ 4.3521
Additional preferred stock, shares authorized		11,546,147
Series B Redeemable Convertible Preferred Stock | Fifth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares authorized								23,000,000
Series C Redeemable Convertible Preferred Stock
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued					0	5,609,398
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					0	17,000,000
Series C Redeemable Convertible Preferred Stock | Fifth Amended and Restated Certification of Incorporation
Schedule Of Capitalization [Line Items]
Preferred stock, shares issued							5,609,398
Preferred stock, shares authorized							16,828,217	17,000,000
Preferred stock, price per shares | $ / shares							$ 8.91
Convertible Preferred Stock | IPO
Schedule Of Capitalization [Line Items]
Conversion of outstanding preferred stock to common stock	18,933,053